Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2010 Fund

June 30, 2021

AFF10-QTLY-0821
1.818354.116

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 7/22/21 to 9/16/21
(Cost $119,996)	120,000	119,992
	Shares	Value

Domestic Equity Funds - 16.9%
Fidelity Advisor Series Equity Growth Fund (a)	366,293	$6,721,485
Fidelity Advisor Series Growth Opportunities Fund (a)	248,516	4,624,883
Fidelity Advisor Series Small Cap Fund (a)	190,383	3,059,455
Fidelity Series All-Sector Equity Fund (a)	228,145	2,904,292
Fidelity Series Commodity Strategy Fund (a)	1,860,050	10,360,476
Fidelity Series Large Cap Stock Fund (a)	541,604	10,723,753
Fidelity Series Large Cap Value Index Fund (a)	74,780	1,155,357
Fidelity Series Opportunistic Insights Fund (a)	276,090	6,256,211
Fidelity Series Small Cap Opportunities Fund (a)	207,553	3,781,620
Fidelity Series Stock Selector Large Cap Value Fund (a)	450,610	6,813,225
Fidelity Series Value Discovery Fund (a)	413,509	6,955,222
TOTAL DOMESTIC EQUITY FUNDS
(Cost $39,381,736)		63,355,979

International Equity Funds - 17.4%
Fidelity Series Canada Fund (a)	262,901	3,685,865
Fidelity Series Emerging Markets Fund (a)	237,154	2,893,278
Fidelity Series Emerging Markets Opportunities Fund (a)	967,779	25,994,551
Fidelity Series International Growth Fund (a)	503,355	9,845,618
Fidelity Series International Small Cap Fund (a)	136,494	3,039,732
Fidelity Series International Value Fund (a)	878,008	9,807,352
Fidelity Series Overseas Fund (a)	721,725	9,837,107
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $40,151,909)		65,103,503

Bond Funds - 48.6%
Fidelity Series Emerging Markets Debt Fund (a)	214,784	2,001,791
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	62,202	645,038
Fidelity Series Floating Rate High Income Fund (a)	42,123	389,634
Fidelity Series High Income Fund (a)	244,252	2,342,378
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,331,140	36,575,920
Fidelity Series International Credit Fund (a)	30,870	312,094
Fidelity Series Investment Grade Bond Fund (a)	10,798,610	126,559,709
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,348,323	11,285,463
Fidelity Series Real Estate Income Fund (a)	122,805	1,426,995
TOTAL BOND FUNDS
(Cost $168,560,175)		181,539,022

Short-Term Funds - 17.1%
Fidelity Cash Central Fund 0.06% (b)	150,224	150,254
Fidelity Series Government Money Market Fund 0.08% (a)(c)	52,387,139	52,387,139
Fidelity Series Short-Term Credit Fund (a)	1,111,118	11,288,961
TOTAL SHORT-TERM FUNDS
(Cost $63,611,326)		63,826,354
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $311,825,142)		373,944,850
NET OTHER ASSETS (LIABILITIES) - 0.0%		(18,076)
NET ASSETS - 100%		$373,926,774

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21
Total	$21

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$301,035	$150,703	$301,484	$--	$--	$150,254	0.0%
Total	$301,035	$150,703	$301,484	$--	$--	$150,254

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$6,955,716	$131,407	$1,051,940	$--	$118,440	$567,862	$6,721,485
Fidelity Advisor Series Growth Opportunities Fund	4,838,055	187,740	886,491	--	79,817	405,762	4,624,883
Fidelity Advisor Series Small Cap Fund	3,145,999	36,864	287,909	--	93,079	71,422	3,059,455
Fidelity Series All-Sector Equity Fund	2,972,883	26,710	341,653	--	58,740	187,612	2,904,292
Fidelity Series Canada Fund	3,264,391	394,736	287,035	--	51,831	261,942	3,685,865
Fidelity Series Commodity Strategy Fund	10,286,783	72,314	1,354,286	--	95,709	1,259,956	10,360,476
Fidelity Series Emerging Markets Debt Fund	1,979,856	62,708	93,061	22,082	(4,139)	56,427	2,001,791
Fidelity Series Emerging Markets Debt Local Currency Fund	648,406	4,733	30,780	--	268	22,411	645,038
Fidelity Series Emerging Markets Fund	3,241,054	47,242	530,737	--	90,714	45,005	2,893,278
Fidelity Series Emerging Markets Opportunities Fund	29,602,746	203,926	5,134,635	--	1,523,663	(201,149)	25,994,551
Fidelity Series Floating Rate High Income Fund	399,004	6,850	18,810	3,958	(1,018)	3,608	389,634
Fidelity Series Government Money Market Fund 0.08%	52,805,064	3,028,728	3,446,653	8,330	--	--	52,387,139
Fidelity Series High Income Fund	2,353,592	44,955	107,731	28,387	575	50,987	2,342,378
Fidelity Series Inflation-Protected Bond Index Fund	36,367,585	1,040,391	1,640,897	--	34,685	774,156	36,575,920
Fidelity Series International Credit Fund	306,295	1,780	--	1,780	--	4,019	312,094
Fidelity Series International Growth Fund	9,147,621	820,088	915,205	--	277,273	515,841	9,845,618
Fidelity Series International Small Cap Fund	2,898,565	143,459	217,267	--	103,439	111,536	3,039,732
Fidelity Series International Value Fund	9,137,455	1,222,536	816,300	--	176,481	87,180	9,807,352
Fidelity Series Investment Grade Bond Fund	125,794,262	4,125,474	5,425,409	642,328	9,219	2,056,163	126,559,709
Fidelity Series Large Cap Stock Fund	10,857,265	228,745	1,142,803	--	368,149	412,397	10,723,753
Fidelity Series Large Cap Value Index Fund	1,171,779	23,566	100,666	--	32,614	28,064	1,155,357
Fidelity Series Long-Term Treasury Bond Index Fund	10,135,877	1,209,666	698,738	64,101	(54,232)	692,890	11,285,463
Fidelity Series Opportunistic Insights Fund	6,448,205	51,498	952,835	--	310,960	398,383	6,256,211
Fidelity Series Overseas Fund	9,162,964	908,478	949,929	--	282,097	433,497	9,837,107
Fidelity Series Real Estate Income Fund	1,424,794	11,984	81,867	1,992	8,503	63,581	1,426,995
Fidelity Series Short-Term Credit Fund	11,073,148	685,286	458,255	40,461	57	(11,275)	11,288,961
Fidelity Series Small Cap Opportunities Fund	3,882,584	134,036	347,138	--	128,125	(15,987)	3,781,620
Fidelity Series Stock Selector Large Cap Value Fund	6,875,823	216,548	688,855	--	174,542	235,167	6,813,225
Fidelity Series Value Discovery Fund	7,038,805	253,010	737,747	--	235,928	165,226	6,955,222
Total	$374,216,576	$15,325,458	$28,745,632	$813,419	$4,195,519	$8,682,683	$373,674,604

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.